MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale financial assets [abstract]
Marketable securities, beginning	$ 0	$ 205,600	$ 176,000
Additions	0	60,940	193,440
Disposals	0	(162,490)	(153,190)
Realized loss on disposal	0	(91,890)	(22,810)
Unrealized gain/(loss) on mark-to-market	0	(12,160)	12,160
Marketable securities, ending	$ 0	$ 0	$ 205,600